TAXES ON INCOME (Reconciliation of Theoretical Tax Benefit and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ (802)	$ 906	$ (1,420)
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Theoretical tax benefit	$ (213)	$ 240	$ (355)
Tax rate differential on foreign subsidiaries	(2)	(176)	19
Non-deductible expenses and other permanent differences	$ 446	$ 222	165
Change of deferred tax as result of tax rate change			(727)
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years			(469)
Differences in taxes arising from foreign currency exchange, net	$ 641	$ 1,715	186
Losses and timing differences for which no deferred taxes were recorded	(451)	(2,326)	$ 1,619
Withholding taxes that were deducted by the Company's clients	121	180
Other	(421)	325	$ (438)
Income taxes	$ 121	$ 180